Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per Share [Abstract]
Net income	$ 21,242	$ 43,472	$ 2,282
Less: Dividends to non-vested participating securities	(133)	(549)	(61)
Less: Undistributed earnings to non-vested participating securities	(279)	(980)	(10)
Net income attributable to common shareholders, basic	20,830	41,943	2,211
Undistributed earnings to non-vested participating securities	279	980	10
Undistributed earnings reallocated to non-vested participating securities	(279)	(974)	(10)
Net income attributable to common shareholders, diluted	$ 20,830	$ 41,949	$ 2,211
Weighted average common shares outstanding, basic (in shares)	20,471,002	19,745,379	18,394,419
Effect of Dilutive Securities [Abstract]
Warrants (in shares)	66,794	134,497	48,269
Weighted average common shares outstanding, diluted (in shares)	20,537,796	19,879,876	18,442,688
Net income per share attributable to common shareholders, basic (in dollars per share)	$ 1.02	$ 2.12	$ 0.12
Net income per share attributable to common shareholders, diluted (in dollars per share)	$ 1.01	$ 2.11	$ 0.12
Non-vested participating shares (in shares)	242,900	252,000	607,580
Out-of-the-Money Warrants [Member]
Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	27,304	27,304